CERTAMX

1-32624

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

05061750

RECD S.E.C.
SEP 1 9 2005
1086

September 19, 2005

PROCESSED
SEP 2 0 2005
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

Dear Mr. Johnson:

This is to certify that on September 19, 2005 the American Stock Exchange LLC (the "Exchange") received from FieldPoint Petroleum Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A12B for the registration of the following securities:

Common Stock, at $.01 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl